Summary of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 195,830	$ 149,130	$ 552,508	$ 439,382
Trading container margin	2,639	934	9,036	2,154
Gain on sale of owned fleet containers, net	20,028	7,976	51,222	19,410
Depreciation expense	72,839	65,374	208,660	196,056
Container lessee default expense, net	1,928	76
Interest expense	33,128	29,123	92,381	95,257
Debt termination expense	11,866	8,628	15,078	8,750
Realized loss on financial / derivatives instruments, net	112	4,107	5,516	8,900
Unrealized gain (loss) on financial / derivatives instruments, net	83	4,161	4,681	(9,434)
Segment income (loss) before income tax and noncontrolling interests	68,284	17,294	207,324	28,724
Total assets	7,268,145	5,413,351	7,268,145	5,413,351	$ 5,741,376
Purchase of containers and fixed assets	652,889	406,901	1,727,207	587,104
Container lessee default recovery, net			1,185	1,607
Payments on container leaseback financing receivable		14,170	18,705	24,089
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	182,655	133,587	509,526	392,307
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	13,175	15,543	42,982	47,075
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	182,450	133,413	509,010	391,561
Gain on sale of owned fleet containers, net	20,028	7,976	51,222	19,410
Depreciation expense	74,899	67,072	214,607	200,981
Container lessee default expense, net	1,928	76
Interest expense	32,920	29,079	91,980	94,933
Debt termination expense	11,866	8,628	15,078	8,750
Realized loss on financial / derivatives instruments, net	4	4,107	5,408	8,900
Unrealized gain (loss) on financial / derivatives instruments, net	43	4,161	5,220	(9,434)
Segment income (loss) before income tax and noncontrolling interests	57,591	8,550	172,234	7,475
Total assets	7,141,719	5,307,260	7,141,719	5,307,260
Purchase of containers and fixed assets	652,828	406,853	1,727,123	586,970
Container lessee default recovery, net			1,185	1,607
Payments on container leaseback financing receivable		14,170	18,705	24,089
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	182,450	133,413	509,010	391,561
Container Management
Segment Reporting Information [Line Items]
Lease rental income	13,380	15,717	43,498	47,821
Depreciation expense	307	219	781	729
Interest expense	208	44	401	324
Realized loss on financial / derivatives instruments, net	108		108
Unrealized gain (loss) on financial / derivatives instruments, net	40		(539)
Segment income (loss) before income tax and noncontrolling interests	13,273	7,290	37,473	14,220
Total assets	191,363	163,306	191,363	163,306
Purchase of containers and fixed assets	61	48	84	134
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	205	174	516	746
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	13,175	15,543	42,982	47,075
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	2,639	934	9,036	2,154
Segment income (loss) before income tax and noncontrolling interests	4,518	5,389	15,433	11,537
Total assets	22,314	18,294	22,314	18,294
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests	(1,904)	(1,016)	(3,822)	(3,005)
Total assets	17,427	26,154	17,427	26,154
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	598	1,696	2,746	3,724
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	598	1,696	2,746	3,724
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		98		294
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	23,381	15,204	63,899	37,101
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	93	72	299	62
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	2,390	4,066	7,602	9,174
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	505	1,526	2,447	3,368
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(2,367)	(1,917)	(6,728)	(5,654)
Segment income (loss) before income tax and noncontrolling interests	(5,194)	(2,919)	(13,994)	(1,503)
Total assets	(104,678)	(101,663)	(104,678)	(101,663)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (25,771)	$ (19,270)	$ (71,501)	$ (46,275)